Statement of Stockholders' (Deficit) Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
IPO
Increase (Decrease) in Stockholders' Equity
Issuance costs	$ 5,417
Private Placement
Increase (Decrease) in Stockholders' Equity
Issuance costs	$ 1,667
Common Stock
Increase (Decrease) in Stockholders' Equity
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001